Subsequent Events - Prices utilized in the reserve estimates before adjustments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Schedule of capitalized costs relating to oil and gas producing activities disclosure

(in thousands)	March 31, 2023	December 31, 2022
Oil and natural gas properties:
Proved	$1,114,785	$996,573
Unproved	40,101	32,089
Less: accumulated depletion	(417,442)	(383,673)
Net capitalized costs for oil and natural gas properties	$737,444	$644,989

	December 31,
(in thousands)	2022	2021
Oil and natural gas properties:
Proved	$996,573	$702,141
Unproved	32,089	25,406
Less: accumulated depletion	(383,673)	(278,773)
Net capitalized costs for oil and natural gas properties	$644,989	$448,774

Schedule of cost incurred in oil and gas property acquisition, exploration, and development activities disclosure

	Three Months Ended March 31,
(in thousands)	2023	2022
Property acquisition costs:
Proved	$17,989	$5,060
Unproved	9,630	457
Development costs	98,606	60,901
Total costs incurred for oil and natural gas properties	$126,225	$66,418

	December 31,
(in thousands)	2022	2021	2020
Property acquisition costs:
Proved	$26,218	$42,569	$18,059
Unproved	22,973	40,598	—
Development costs	256,664	103,918	99,188
Total costs incurred for oil and natural gas properties	$305,855	$187,085	$117,247

Schedule of prices utilized in the reserve estimates before adjustments

	December 31,
	2022	2021	2020
Prices utilized in the reserve estimates before adjustments:
Oil per Bbl	$94.14	$66.55	$39.54
Natural gas per Mcf	6.36	3.60	1.99

Schedule of third-party independent reserve engineers estimates of its proved developed and undeveloped oil and natural gas reserves

	Oil	Natural Gas
	(MBbl)	(MMcf)	MBoe
Proved developed and undeveloped reserves at December 31, 2019	16,507	116,748	35,967
Revisions of previous estimates	(3,567)	(42,947)	(10,726)
Extensions and discoveries	1,429	2,834	1,900
Divestiture of reserves	(65)	(95)	(81)
Acquisition of reserves	4,053	8,677	5,499
Production	(1,895)	(10,294)	(3,611)
Proved developed and undeveloped reserves at December 31, 2020	16,462	74,923	28,948
Revisions of previous estimates	651	18,964	3,814
Extensions and discoveries	2,543	9,420	4,113
Divestiture of reserves	(1,098)	(2,353)	(1,491)
Acquisition of reserves	7,673	39,254	14,216
Production	(3,413)	(14,861)	(5,890)
Proved developed and undeveloped reserves at December 31, 2021	22,818	125,347	43,710
Revisions of previous estimates	(456)	6,225	581
Extensions and discoveries	3,690	27,126	8,211
Divestiture of reserves	—	—	—
Acquisition of reserves	3,098	12,892	5,247
Production	(3,656)	(21,351)	(7,215)
Proved developed and undeveloped reserves at December 31, 2022	25,494	150,239	50,534

	Oil	Natural Gas
	(MBbl)	(MMcf)	MBoe
Proved developed reserves:
December 31, 2019	9,504	40,702	16,288
December 31, 2020	10,053	36,585	16,150
December 31, 2021	11,658	54,257	20,702
December 31, 2022	15,714	91,034	30,886
Proved undeveloped reserves:
December 31, 2019	7,003	76,046	19,679
December 31, 2020	6,409	38,338	12,798
December 31, 2021	11,160	71,090	23,008
December 31, 2022	9,780	59,205	19,648

Schedule of standardized measure of discounted future net cash flows attributable to proved oil and natural gas reserves

	December 31,
(in thousands)	2022	2021	2020
Future cash inflows	$3,572,271	$2,007,425	$713,424
Future production costs	(755,059)	(566,113)	(271,652)
Future development costs	(249,659)	(223,037)	(115,551)
Future income tax expense	(533,328)	(6,223)	(2,633)
Future net cash flows	2,034,225	1,212,052	323,588
10% discount for estimated timing of cash flows	(798,299)	(437,701)	(128,005)
Standardized measure of discounted future net cash flows	$1,235,926	$774,351	$195,583

Schedule of changes in the standardized measure of discounted future net cash flows attributable to proved reserves

	December 31,
(in thousands)	2022	2021	2020
Balance, beginning of period	$774,351	$195,583	$310,294
Sales of oil and natural gas produced, net of production costs	(422,120)	(245,794)	(60,037)
Extensions and discoveries	239,173	58,023	14,575
Previously estimated development cost incurred during the period	93,895	22,042	30,668
Net change of prices and production costs	671,556	332,625	(124,290)
Change in future development costs	(6,186)	(3,833)	15,054
Revisions of quantity and timing estimates	44,022	50,158	(69,623)
Accretion of discount	77,823	19,714	31,190
Change in income taxes	(319,318)	(2,315)	40
Acquisition of Reserves	154,300	332,947	62,948
Divestiture of Reserves	—	(13,589)	(1,094)
Other	(71,570)	28,790	(14,142)
Balance, end of period	$1,235,926	$774,351	$195,583